8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred taxes

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$23,474	$23,304
Accrued expenses and allowances	277	209
Deferred tax liabilities:
Intangible assets and other	—	—
	23,751	23,512
Valuation allowance	(23,751)	(23,512)
	$0	$0

Income taxes
	2012	2011
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%